Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories	12. Inventories

Inventories are valued at the lower of weighted average cost and net realisable value. Cost comprises direct costs and, where appropriate, a proportion of attributable production overheads. Net realisable value is the estimated selling price less the estimated costs necessary to make the sale.

Inventories	€ million 2025	€ million 2024
Raw materials and consumables	1,567	1,912
Finished goods and goods for resale	2,688	3,569
Total inventories	4,255	5,481
Provision for inventories	(212)	(304)
	4,043	5,177
12. INVENTORIES continued

Provision for inventories	€ million 2025	€ million 2024
1 January	304	358
Charge to income statement	4	9
Reduction/releases	(31)	(56)
Currency translations	(29)	(1)
Disposal & Distribution(a)	(42)	(11)
Others(b)	6	5
31 December	212	304
(a)Disposal and Distribution includes €41 million relating to Ice Cream which has been derecognised on demerger.
(b)Others include the amount relating to the acquisition of businesses and transfers.
Inventories with a value of €129 million (2024: €188 million) are carried at net realisable value, this being lower than cost. During 2025, a total expense of €290 million
(2024: €259 million) was recognised in the income statement for inventory write-downs and losses.